Derivatives - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Market value	$ 581.8	$ 382.7
Short sale and derivative obligations, holding company	152.9	189.4
Equity total return swaps - long positions
Disclosure of financial assets [line items]
Notional amount	1,082.8	1,788.3
Market value	96.1	144.3
Short sale and derivative obligations, holding company	1.9	18.0
Equity warrants and options
Disclosure of financial assets [line items]
Notional amount	646.1	626.9
Cost	113.9	102.4
Market value	259.2	133.2
Short sale and derivative obligations, holding company	1.9	0.4
RiverStone Barbados AVLNs
Disclosure of financial assets [line items]
Notional amount	1,250.1
Market value	103.8
CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount	61,952.5	74,906.0
Cost	237.3	347.5
Market value	0.7	2.8
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	1,691.3	330.8
Market value	3.7	3.1
Short sale and derivative obligations, holding company	0.8
Foreign currency forward and swap contracts
Disclosure of financial assets [line items]
Market value	58.4	66.4
Short sale and derivative obligations, holding company	77.4	136.0
Foreign currency options
Disclosure of financial assets [line items]
Cost		53.7
Market value		5.8
Other derivative contracts
Disclosure of financial assets [line items]
Cost	26.0	25.6
Market value	59.9	27.1
Short sale and derivative obligations, holding company	70.9	35.0
AGT Food and Ingredients Inc. (AGT) | Foreign currency forward and swap contracts
Disclosure of financial assets [line items]
Short sale and derivative obligations, holding company	47.6	46.2
Atlas Corp
Disclosure of financial assets [line items]
Cost	0.0	575.9
Atlas Corp | Equity warrants and options
Disclosure of financial assets [line items]
Market value	$ 200.1	$ 110.5